Dividends on Ordinary Capital	12 Months Ended
Dec. 31, 2020
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Dividends on Ordinary Capital
8. Dividends on ordinary capital
Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2020	2019	2018
PLC dividends	(1,911)	(1,871)	(1,819)
NV dividends (a)	(2,389)	(2,352)	(2,262)
	(4,300)	(4,223)	(4,081)

(a)	Amount relates to NV dividends paid prior to Unification.
Four quarterly interim dividends were declared and paid during 2020 totalling €1.64 (2019: €1.62) per NV ordinary share and £1.45 (2019: £1.42) per PLC ordinary share.
A quarterly dividend of €1,125 million (2019: €1,073 million) was declared on 4 February 2021, to be paid in March 2021; £0.38 per PLC ordinary share (2019: £0.35). Total dividends declared in relation to 2020 were £1.48 (2019: £1.43) per PLC ordinary share.